Share Capital - Schedule of Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected term	1 year 7 months 24 days	6 years 1 month 9 days	6 years 1 month 9 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Value of one ordinary share (in Dollars per share)	$ 2.24	$ 4.27	$ 5.73
Expected volatility	76.97%	70.91%	70.27%
Risk-free interest rate	3.66%	4.21%	3.62%
Expected term	5 years 10 months 17 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Value of one ordinary share (in Dollars per share)	$ 2.47	$ 5.46	$ 7.5
Expected volatility	77.23%	71.14%	74.10%
Risk-free interest rate	3.93%	4.46%	4.33%
Expected term	6 years 1 month 9 days